Supplement to the
Fidelity® Mortgage
Securities Fund
December 30, 2003
Prospectus

The following information replaces similar information found under the heading Selling Shares in the Shareholder Information section on page 14.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading Features and Policies in the Shareholder Information section on page 15.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

MOR-04-01 August 1, 2004
1.708462.109

Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Class A, Class T, Class B, and Class C
December 30, 2003 Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 12 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 14.

  If you sell shares of Class A or Class T by writing a check, if available, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Check	For Class A and Class T only Write a check to sell shares from your account. Checkwriting can no longer be set up on your account.

The following information replaces similar information found under the heading "Account Features and Policies" in the "Shareholder Information" section on page 17.

The following features may be available to buy and sell shares of the fund.

The following information replaces similar information found under the heading "Account Features and Policies" in the "Shareholder Information" section on page 21.

Other Features. The following other features may also be available to buy and sell shares of the fund.</r>

Checkwriting To redeem shares from your account.
  You may write an unlimited number of checks.
  Minimum check amount: $500.
  Do not try to close out your account by check.
  To obtain more checks, call your investment professional or call Fidelity at the appropriate number found in "General Information."

SFI-04-02 August 1, 2004
1.756200.107